Lease Arrangements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee Lease Description [Line Items]
Right-of-use assets (Note 9 and 18)	$ 944	$ 1,306	$ 1,971
Operating lease expense	495	520
Office Premise
Lessee Lease Description [Line Items]
Right-of-use assets (Note 9 and 18)	$ 944	$ 1,306
Minimum
Lessee Lease Description [Line Items]
Discount rates for lease liabilities	1.44%	1.44%
Minimum | Office Premise
Lessee Lease Description [Line Items]
Lease term	2 years
Maximum
Lessee Lease Description [Line Items]
Discount rates for lease liabilities	3.60%	2.88%
Maximum | Office Premise
Lessee Lease Description [Line Items]
Lease term	5 years